Note 19 - Fair Value Measurements - Significant Unobservable Inputs on Fair Value (Details)	Jun. 13, 2022	Dec. 31, 2021
Measurement Input, Discount for Lack of Marketability [Member]
Derivative Measurement Input	0.10	0.10
Measurement Input, Price Volatility [Member]
Derivative Measurement Input	0.85	0.85
Weighted Average Cost of Capital [Member]
Derivative Measurement Input	0.171	0.145
Probability of Achieving Contingent Target [Member]
Derivative Measurement Input	1	0.90